Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued liabilities
Accounts payable	$ 1,241	$ 1,561	$ 2,851
Accrued payroll liabilities	1,445	1,949	3,668
Other accrued liabilities	2,221	1,623	2,443
Accounts payable and accrued liabilities	$ 4,907	$ 5,133	$ 8,962